Debt - Summary Of Changes In Convertible Notes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total current	$ 246,189	$ 125,085	$ 20,648
Notes debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	62,784	42,004	17,431
Cash flows		13,314	20,105
Extinguishment	(8,749)
Interest / Dividend	7,421	7,466	4,468
Ending balance	61,456	62,784	42,004
Notes debt - Embedded derivative liability [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	96,096	7,139	4,474
Cash flows		4,733	6,895
Extinguishment	(21,902)
Changes in fair value	43,428	84,224	(4,230)
Ending balance	117,622	96,096	7,139
Promissory notes [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Exchange of instruments	36,333
Interest / Dividend	1,762
Ending balance	38,095
Series X [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash flows	18,816
Interest / Dividend	2,367
Ending balance	21,183
Series X - Embedded derivative liability [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash flows	1,516
Changes in fair value	(1,328)
Ending balance	188
Cantor Loan [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash flows	6,923
Interest / Dividend	143
Ending balance	7,066
Cantor Loan - Embedded derivative liability [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash flows	577
Changes in fair value	2
Ending balance	579
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	158,880	49,143	21,905
Cash flows	27,832	18,047	27,000
Extinguishment	(30,651)
Exchange of instruments	36,333
Interest / Dividend	11,693	7,466	4,468
Changes in fair value	42,102	84,224	(4,230)
Ending balance	246,189	158,880	49,143
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	33,795	28,495
Ending balance	$ 0	$ 33,795	$ 28,495